Summary of Condensed Financial Statements (Details) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Oct. 31, 2022	Sep. 30, 2022
Assets
Total assets	$ 1,926,452				$ 1,926,452				$ 1,917,528
Liabilities
Total liabilities	1,810,338				1,810,338				$ 1,806,145
Total net revenues	12,366		$ 11,263		24,592		$ 22,544
Other comprehensive income (loss)	$ 2,150		$ (4,191)		$ 2,137		$ (3,478)
Charles Schwab Corporation [member]
Assets
Total assets		$ 724,655				$ 724,655				$ 797,759
Liabilities
Total liabilities		675,474				675,474				$ 746,596
Total net revenues		6,915		$ 5,916		14,380		$ 11,849
Net income available to common shareholders		2,072		1,618		4,544		3,445
Other comprehensive income (loss)		2,610		(12,582)		3,331		(15,558)
Total comprehensive income (loss)		$ 4,682		$ (10,964)		$ 7,875		$ (12,113)